UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ryan Roell, President
                                         Series Portfolios Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6839

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 10/27/2020


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

Rareview Longevity Income Generation Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  935238560
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  935238560
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY FUND                                                                         Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132P108
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  IIM
            ISIN:  US46132P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN ENHANCED MUNICIPAL VALUE FUND                                                        Agenda Number:  935245553
--------------------------------------------------------------------------------------------------------------------------
        Security:  67074M101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NEV
            ISIN:  US67074M1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER MUNICIPAL HIGH INCOME ADVANTAGE                                                     Agenda Number:  935260125
--------------------------------------------------------------------------------------------------------------------------
        Security:  723762100
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2020
          Ticker:  MAV
            ISIN:  US7237621005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Diane Durnin#                                             Mgmt          For                            For
       Benjamin M. Friedman#                                     Mgmt          For                            For
       Kenneth J. Taubes#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935194768
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            *
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company
       Limited.

2F.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935276180
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2023 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending December 31,
       2020.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935196130
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            For
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company
       Limited.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ Ryan Roell
Name                 Ryan Roell
Title                President
Date                 11/09/2020